INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialAssetsMeasuredAtFairValueThroughProfitLossAndThroughOtherComprehensiveIncomeLineItems [Line Items]
Marketable securities, beginning	$ 1,775	$ 2,597
Additions	20,946	231
Disposals	(6,672)	(1,758)
Gain (loss) recorded in other comprehensive loss	1,611	705
Gain (loss) recorded in net loss	765	0
Marketable securities, ending	18,425	1,775
Marketable Securities (FVTPL)
DisclosureOfFinancialAssetsMeasuredAtFairValueThroughProfitLossAndThroughOtherComprehensiveIncomeLineItems [Line Items]
Marketable securities, beginning	0	0
Additions	11,134	0
Disposals	(6,672)	0
Gain (loss) recorded in other comprehensive loss	0	0
Gain (loss) recorded in net loss	4,805	0
Marketable securities, ending	9,267	0
Marketable Securities (FVTOCI)
DisclosureOfFinancialAssetsMeasuredAtFairValueThroughProfitLossAndThroughOtherComprehensiveIncomeLineItems [Line Items]
Marketable securities, beginning	1,775	2,597
Additions	0	231
Disposals	0	(1,758)
Gain (loss) recorded in other comprehensive loss	1,611	705
Gain (loss) recorded in net loss	0	0
Marketable securities, ending	3,386	1,775
Warrants (FVTPL)
DisclosureOfFinancialAssetsMeasuredAtFairValueThroughProfitLossAndThroughOtherComprehensiveIncomeLineItems [Line Items]
Marketable securities, beginning	0	0
Additions	9,812	0
Disposals	0	0
Gain (loss) recorded in other comprehensive loss	0	0
Gain (loss) recorded in net loss	(4,040)	0
Marketable securities, ending	$ 5,772	$ 0